SUPPLEMENT TO THE CURRENTLY EFFECTIVE SUMMARY PROSPECTUS

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (ASHS)
The following information replaces the existing disclosure contained under the “Portfolio Managers” sub-heading under the “MANAGEMENT” heading of the fund’s summary prospectus.
West Wang, CFA, employee of HGI. Portfolio Manager of the fund. Began managing the fund in 2022.
Feng Gao, CFA, employee of HGI. Portfolio Manager of the fund. Began managing the fund in 2024.
Please Retain This Supplement for Future Reference
February 9, 2024
PROSTKR24-06